LOANS AND ALLOWANCE FOR CREDIT LOSSES	12 Months Ended
Dec. 31, 2025
LOANS AND ALLOWANCE FOR CREDIT LOSSES
LOANS AND ALLOWANCE FOR CREDIT LOSSES

NOTE 3 – LOANS AND ALLOWANCE FOR CREDIT LOSSES

A summary of loans at December 31 is as follows (in thousands):

	2025	2024
Residential real estate	$318,694	$303,156
HELOCs	17,092	15,526
Commercial real estate	370,380	349,369
Commercial and industrial	32,582	39,596
Consumer	63,698	55,592
Total gross loans	802,446	763,239
Unearned discount and net deferred fees and costs	773	742
Total loans	803,219	763,981
Allowance for credit losses	(8,749)	(8,545)
Net loans	$794,470	$755,436

The allowance for credit loss (“ACL”) represents management’s best estimate of future lifetime expected losses on its held for investment loan portfolio. The Company calculates its ACL by estimating expected credit losses on a collective basis for loans that share similar risk characteristics. Loans that do not share similar risk characteristics with other loans are evaluated for credit losses on an individual basis. The increase in ACL for the year ended December 31, 2025 compared with December 31, 2024, primarily consisted of an increase in ACL for collectively evaluated loans. The year-over-year increase in ACL was primarily driven by loan growth during the period.

The following table presents the activity in the allowance for credit losses by portfolio class for the year ended December 31, 2025 and 2024 (in thousands):

	Residential		Commercial	Commercial
	Real Estate	HELOCs	Real Estate	and Industrial	Consumer	Total
December 31, 2025
Allowance for credit losses:
Beginning balance	$2,564	$104	$5,396	$313	$168	$8,545
Provision (credit) for credit losses	220	(33)	(41)	264	220	630
Loans charged-off	(63)	—	—	(202)	(180)	(445)
Recoveries	—	—	—	—	19	19
Total ending allowance balance	$2,721	$71	$5,355	$375	$227	$8,749

NOTE 3 – LOANS AND ALLOWANCE FOR CREDIT LOSSES (Continued)

	Residential		Commercial	Commercial
	Real Estate	HELOCs	Real Estate	and Industrial	Consumer	Total
December 31, 2024
Allowance for credit losses:
Beginning balance	$2,466	$91	$5,091	$275	$153	$8,076
Provision for credit losses	167	13	305	39	76	600
Loans charged-off	(69)	—	—	(1)	(83)	(153)
Recoveries	—	—	—	—	22	22
Total ending allowance balance	$2,564	$104	$5,396	$313	$168	$8,545

The following tables present the amortized cost in nonaccrual and loans past due over 89 days still on accrual by class of loans as of December 31, 2025 and 2024 (in thousands):

			Loans Past Due Over
	Nonaccrual		89 Days Still Accruing
	2025	2024	2025	2024
Residential real estate	$331	$598	$660	$333
HELOCs	—	—	—	—
Commercial real estate	328	—	—	—
Commercial and industrial	—	29	—	146
Consumer	1	—	75	69
Total	$660	$627	$735	$548

Nonaccrual loans and loans past due 89 days and still accruing interest include both smaller-balance homogeneous loans that are collectively evaluated for credit losses and loans that are individually evaluated. At December 31, 2025 and 2024, the Company had no allowance for credit losses allocated to nonaccrual loans. At December 31, 2025, collateral-dependent loans consisted of $331 thousand of residential real estate loans and $328 thousand of commercial real estate loans. At December 31, 2024, collateral-dependent loans consisted of $598 thousand of residential real estate loans and $29 thousand of commercial industrial loans. Residential real estate loans were secured by residential real estate properties, commercial real estate loans were secured by commercial real estate properties, and commercial and industrial loans were secured by other assets.

NOTE 3 – LOANS AND ALLOWANCE FOR CREDIT LOSSES (Continued)

The following table presents the aging of the amortized cost in past due loans by class of loans as of December 31, 2025 and 2024 (in thousands):

	30‑59	60‑89	Greater Than
	Days	Days	89 Days	Total	Loans Not
	Past Due	Past Due	Past Due	Past Due	Past Due	Total
December 31, 2025
Residential real estate	$—	$1,260	$992	$2,252	$316,442	$318,694
HELOCs	—	—	—	—	17,092	17,092
Commercial real estate	—	—	328	328	370,052	370,380
Commercial and industrial	—	—	—	—	32,582	32,582
Consumer	227	70	75	372	63,326	63,698
Total	$227	$1,330	$1,395	$2,952	$799,494	$802,446

December 31, 2024
Residential real estate	$—	$564	923	$1,487	$301,669	$303,156
HELOCs	149	—	8	157	15,369	15,526
Commercial real estate	—	114	175	289	349,080	349,369
Commercial and industrial	—	—	—	—	39,596	39,596
Consumer	91	93	69	253	55,339	55,592
Total	$240	$771	$1,175	$2,186	$761,053	$763,239

Loan Modification Made to Borrowers Experiencing Financial Difficulty

Occasionally, the Company modifies loans to borrowers in financial distress by providing principal forgiveness, term extension, an other-than-insignificant payment delay or interest rate reduction. When principal forgiveness is provided, the amount of forgiveness is charged off against the allowance for credit losses.

In some cases, the Company provides multiple types of concessions on one loan. Typically, one type of concession, such as term extension, is granted initially. If the borrower continues to experience financial difficulty, another concession, such as principal forgiveness, may be granted. The following tables present (in thousands) the amortized cost basis of loans at December 31, 2025 and 2024 that were both experiencing financial difficulty and modified during the year ended December 31, 2025 and 2024, by class and by type of modification. The percentage of the amortized cost basis of loans that were modified to borrowers in financial distress as compared to the book value of each class of financing receivable is also presented below:

				Total Class of
	Payment	Term		Financing
	Delay	Extension	Total	Receivable
Commercial	$—	$—	$—	0%
Residential	—	—	—	0%
Consumer	—	—	—	0%
Total	$—	$—	$—	0%

				Total Class of
	Payment	Term		Financing
	Delay	Extension	Total	Receivable
Commercial	$—	$400	$400	0%
Residential	—	—	—	0%
Consumer	—	184	184	0.33%
Total	$—	$584	$584	0.33%

NOTE 3 – LOANS AND ALLOWANCE FOR CREDIT LOSSES (Continued)

There were no commitments to lend additional funds to borrowers experiencing financial difficulty whose terms have been restructured at December 31, 2025 or 2024.

All loans to borrowers experiencing financial difficulty that have been modified during the year ended December 31, 2024 were current to their contractual payments as of December 31, 2024 with the exception of $184 thousand in consumer loans that were in the 30 to 89 days past due category at December 31, 2024. As of December 31, 2025, there were no loans that were previously modified for borrowers experiencing financial difficulty that were more than 30 days past due.

For restructured loans, a subsequent payment default is defined in terms of delinquency, when a principal or interest payment is 90 days past due or classified into non-accrual status during the reporting period.

Of the loans restructured during the year ended December 31, 2025 and 2024, there were no subsequent defaults as of December 31, 2025 and 2024, respectively.

Credit Quality Indicators

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk.

The Company uses the following definitions for risk ratings:

Special Mention: Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard: Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

The Bank analyzes commercial loans individually by classifying the loans as to credit risk using standard industry classifications. Commercial loans not classified are considered to be pass-rated loans. The Bank considers the performance of the loan portfolio and its impact on the allowance for credit losses. For residential real estate, HELOC and consumer loans, the Bank evaluates credit quality based on the aging status of the loan and by payment activity. The following table presents the risk category of loans and current period gross charge-offs as of December 31, 2025 and 2024 by loan segment and vintage year (in thousands):

NOTE 3 – LOANS AND ALLOWANCE FOR CREDIT LOSSES (Continued)

							Revolving
As of December 31, 2025	2025	2024	2023	2022	2021	Prior	Loans	Total
Commercial & Industrial:
Risk rating
Pass	$9,528	$9,684	$3,143	$2,762	$1,827	$4,891	$564	$32,399
Special mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	183	—	183
Doubtful	—	—	—	—	—	—	—	—
Total	$9,528	$9,684	$3,143	$2,762	$1,827	$5,074	$564	$32,582
Commercial & Industrial:
Current period gross write off	$—	$200	$—	$—	$—	$2	$—	$202
Commercial real estate
Risk rating
Pass	$39,066	$39,227	$56,299	$75,765	$50,351	$103,839	$—	$364,547
Special mention	—	—	—	—	—	4,884	—	4,884
Substandard	—	—	327	—	—	622	—	949
Doubtful	—	—	—	—	—	—	—	—
Total	$39,066	$39,227	$56,626	$75,765	$50,351	$109,345	$—	$370,380
Commercial real estate
Current period gross write off	$—	$—	$—	$—	$—	$—	$—	$—
Residential real estate
Payment Performance
Performing	$49,283	$32,818	$44,660	$43,589	$51,302	$96,051	$—	$317,703
Non Performing	—	—	—	—	499	492	—	991
Total	$49,283	$32,818	$44,660	$43,589	$51,801	$96,543	$—	$318,694
Residential real estate
Current period gross write off	$—	$—	$—	$—	$—	$63	$—	$63
HELOC
Payment Performance
Performing	$2,059	$3,693	$4,001	$3,058	$1,396	$2,885	$—	$17,092
Non Performing	—	—	—	—	—	—	—	—
Total	$2,059	$3,693	$4,001	$3,058	$1,396	$2,885	$—	$17,092
HELOC
Current period gross write off	$—	$—	$—	$—	$—	$—	$—	$—
Consumer
Payment Performance
Performing	$16,187	$16,209	$8,128	$5,502	$2,462	$15,135	$—	$63,623
Non Performing	—	20	14	41	—	—	—	75
Total	$16,187	$16,229	$8,142	$5,543	$2,462	$15,135	$—	$63,698
Consumer
Current period gross write off	$—	$24	$35	$45	$18	$58	$—	$180

NOTE 3 – LOANS AND ALLOWANCE FOR CREDIT LOSSES (Continued)

							Revolving
As of December 31, 2024	2024	2023	2022	2021	2020	Prior	Loans	Total
Commercial & Industrial:
Risk rating
Pass	$10,218	$9,526	$7,123	$2,849	$4,851	$3,252	$1,323	$39,142
Special mention	—	—	—	—	—	—	—	—
Substandard	—	—	114	—	99	241	—	454
Doubtful	—	—	—	—	—	—	—	—
Total	$10,218	$9,526	$7,237	$2,849	$4,950	$3,493	$1,323	$39,596
Commercial & Industrial:
Current period gross write off	$—	$—	$—	$—	$—	$1	$—	$1
Commercial real estate
Risk rating
Pass	$38,844	$50,679	$82,151	$57,936	$35,595	$83,531	$—	$348,736
Special mention	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	633	—	633
Doubtful	—	—	—	—	—	—	—	—
Total	$38,844	$50,679	$82,151	$57,936	$35,595	$84,164	$—	$349,369
Commercial real estate
Current period gross write off	$—	$—	$—	$—	$—	$—	$—	$—
Residential real estate
Payment Performance
Performing	$41,108	$54,289	$49,648	$60,945	$29,934	$66,077	$—	$302,001
Non Performing	—	—	332	—	—	823	—	1,155
Total	$41,108	$54,289	$49,980	$60,945	$29,934	$66,900	$—	$303,156
Residential real estate
Current period gross write off	$—	$—	$—	$—	$—	$69	$—	$69
HELOC
Payment Performance
Performing	$2,893	$3,902	$3,291	$1,133	$693	$3,614	$—	$15,526
Non Performing	—	—	—	—	—	—	—	—
Total	$2,893	$3,902	$3,291	$1,133	$693	$3,614	$—	$15,526
HELOC
Current period gross write off	$—	$—	$—	$—	$—	$—	$—	$—
Consumer
Payment Performance
Performing	$19,236	$10,248	$7,110	$2,964	$3,167	$12,867	$—	$55,592
Non Performing	—	—	—	—	—	—	—	—
Total	$19,236	$10,248	$7,110	$2,964	$3,167	$12,867	$—	$55,592
Consumer
Current period gross write off	$19	$14	$39	$2	$5	$4	$—	$83

NOTE 3 – LOANS AND ALLOWANCE FOR CREDIT LOSSES (Continued)

The Bank retains the servicing rights on certain mortgage loans sold. Total loans serviced by the Company for unrelated third parties were approximately $65.4 million and $60.2 million at December 31, 2025 and 2024, respectively. At December 31, 2025 and 2024 the unamortized balance of mortgage servicing rights on loans sold with servicing retained was approximately $150 thousand and $60 thousand, respectively. The estimated fair value of these mortgage servicing rights was in excess of their carrying value at December 31, 2025 and 2024, and therefore no impairment reserve was necessary. Fees earned for servicing loans totaled $153 thousand and $157 thousand for the years ended December 31, 2025 and 2024, respectively.

In the ordinary course of business, the Company enters into loan transactions with certain of its directors and executive officers (“Related Parties”). All loans to Related Parties were made at substantially the same terms and conditions at the time of origination as other originated loans to borrowers that were not affiliated with the Company. The aggregate amount outstanding of such loans totaled $6.8 million at December 31, 2025, and $6.4 million at December 31, 2024.